Document And Entity Information	1 Months Ended
Jul. 30, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 30, 2019
Entity Registrant Name	NUVASIVE INC
Entity Central Index Key	0001142596
Entity Emerging Growth Company	false
Trading Symbol	NUVA
Entity Incorporation, State or Country Code	DE
Entity File Number	000-50744
Entity Tax Identification Number	33-0768598
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Address, Address Line One	7475 Lusk Boulevard
Entity Address, Address Line Two	San Diego
Entity Address, City or Town	California
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	909-1800